Vanguard® PRIMECAP Core Fund
Schedule of Investments (unaudited)
As of June 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (97.1%)
Communication Services (4.9%)
	Alphabet Inc. Class A	1,381,101	493,564
	Alphabet Inc. Class C	541,438	191,306
	Walt Disney Co.	710,750	68,410
	Meta Platforms Inc. Class A	86,280	48,601
*	Netflix Inc.	509,660	36,390
	Nintendo Co. Ltd.	501,010	21,062
	T-Mobile US Inc.	119,530	20,049
	Comcast Corp. Class A	44,800	1,100
	Versant Media Group Inc.	1,792	64
			880,546
Consumer Discretionary (6.1%)
	Ross Stores Inc.	969,600	206,379
	TJX Cos. Inc.	1,030,000	156,045
*	Amazon.com Inc.	596,630	142,201
	Sony Group Corp. ADR	5,042,688	101,156
	Alibaba Group Holding Ltd. ADR	1,046,220	100,416
	Royal Caribbean Cruises Ltd.	285,440	90,636
*	Mattel Inc.	3,822,330	53,054
*	CarMax Inc.	952,490	50,377
*	Tesla Inc.	114,940	48,344
	Marriott International Inc. Class A	82,000	30,388
	Whirlpool Corp.	631,944	24,911
*,1	Birkenstock Holding plc	442,900	19,058
*	Burlington Stores Inc.	47,000	14,890
	Newell Brands Inc.	2,200,000	13,508
	NIKE Inc. Class B	299,030	12,275
	Carnival Corp. Ltd.	346,350	9,895
	Dick's Sporting Goods Inc.	39,650	8,993
	McDonald's Corp.	28,630	7,739
	Murphy USA Inc.	11,847	6,384
*	Taylor Morrison Home Corp.	84,214	6,042
*	Capri Holdings Ltd.	263,250	4,889
*	Norwegian Cruise Line Holdings Ltd.	68,040	1,436
			1,109,016
Consumer Staples (1.6%)
*,1	Dollar Tree Inc.	681,850	82,470
*	US Foods Holding Corp.	557,410	56,995
	Sysco Corp.	559,730	46,782
*	BJ's Wholesale Club Holdings Inc.	516,269	45,029
	Philip Morris International Inc.	177,980	32,198
	Tyson Foods Inc. Class A	177,000	10,133
	Altria Group Inc.	97,830	7,039
	Walmart Inc.	60,000	6,796
*	Performance Food Group Co.	14,501	1,621
	Coca-Cola Co.	4,500	366
			289,429
Energy (2.3%)
	ConocoPhillips	1,607,460	167,112
	Cameco Corp.	766,350	78,060
	Chevron Corp.	242,052	40,122
	TechnipFMC plc	591,870	39,241
	EOG Resources Inc.	251,561	32,635
	Devon Energy Corp.	564,494	23,325
	Expand Energy Corp.	133,000	12,128
	Viper Energy Inc. Class A	238,600	10,117
	SLB Ltd.	171,380	7,967
	Exxon Mobil Corp.	50,350	6,884

		Shares	Market Value ($000)
	Valero Energy Corp.	22,050	5,743
			423,334
Financials (9.2%)
	Charles Schwab Corp.	3,441,500	317,547
	Raymond James Financial Inc.	1,417,251	215,465
	JPMorgan Chase & Co. (XYNS)	645,998	211,455
	Northern Trust Corp.	1,059,500	184,184
	Visa Inc. Class A (XNYS)	426,430	146,304
	Bank of New York Mellon Corp.	830,970	120,167
	Evercore Inc. Class A	219,190	74,840
	Marsh & McLennan Cos. Inc.	364,000	60,668
	First Horizon Corp.	1,965,900	50,406
	Mastercard Inc. Class A	91,370	46,928
	Wells Fargo & Co.	559,020	46,197
	CME Group Inc.	185,020	40,858
	KeyCorp	1,699,430	39,172
	PayPal Holdings Inc. (XNGS)	848,920	36,656
	Hanover Insurance Group Inc.	130,410	27,923
	Bank of America Corp. (XNYS)	285,100	16,245
	Progressive Corp.	54,930	11,999
	Fidelity National Information Services Inc.	100,910	3,923
*	WEX Inc.	22,860	3,225
	Sony Financial Group Inc. ADR	716,276	3,109
			1,657,271
Health Care (18.0%)
	Eli Lilly & Co.	797,532	956,584
	AstraZeneca plc ADR	2,381,056	451,496
*	Biogen Inc.	1,316,936	284,537
*	Boston Scientific Corp.	4,956,796	211,556
	Amgen Inc.	535,500	193,915
	GSK plc ADR	3,549,080	186,043
*	Elanco Animal Health Inc. (XNYS)	7,188,818	176,917
	Bristol-Myers Squibb Co.	2,860,450	164,819
	Thermo Fisher Scientific Inc.	218,632	109,613
	Novartis AG ADR	669,790	104,970
*	Illumina Inc.	472,410	83,064
	Zimmer Biomet Holdings Inc.	564,030	48,557
*	LivaNova plc	582,430	47,893
	Roche Holding AG	95,197	39,134
	Danaher Corp.	190,106	36,211
	CVS Health Corp.	322,570	33,370
*	BioMarin Pharmaceutical Inc.	448,440	25,660
	Stryker Corp.	78,190	24,617
	Agilent Technologies Inc.	107,300	14,253
[1]	Alcon AG	159,993	10,736
	UnitedHealth Group Inc.	18,076	7,513
*	IQVIA Holdings Inc.	36,962	7,142
	Abbott Laboratories	67,000	6,080
[2]	Siemens Healthineers AG	137,780	5,374
	Sanofi SA ADR	90,540	3,862
	Humana Inc.	9,250	3,674
*	GRAIL Inc.	47,615	3,251
*	Waters Corp.	6,960	2,610
	McKesson Corp.	2,350	1,776
	Sandoz Group AG	10,740	970
			3,246,197
Industrials (15.5%)
	Siemens AG (Registered)	1,019,195	327,678
	Southwest Airlines Co.	5,629,089	289,448
	FedEx Corp.	726,410	227,461
*	Nextpower Inc. Class A	1,408,518	167,811
*	United Airlines Holdings Inc.	1,179,350	160,380
*	American Airlines Group Inc.	8,513,220	153,834
	Delta Air Lines Inc.	1,459,200	136,669
	AECOM	1,831,510	127,839
	Moog Inc. Class A	274,560	116,369
*	Amentum Holdings Inc.	5,516,796	114,032
	Jacobs Solutions Inc.	870,705	109,709
	IDEX Corp.	481,862	109,358

		Shares	Market Value ($000)
	Caterpillar Inc. (XNYS)	74,080	78,888
*	XPO Inc.	368,050	75,557
	Airbus SE	265,771	59,132
*	Fedex Freight Holding Co. Inc.	363,205	54,844
*	Parsons Corp.	1,043,100	54,648
	Knight-Swift Transportation Holdings Inc.	667,846	52,005
	Booz Allen Hamilton Holding Corp.	837,100	50,787
	TransDigm Group Inc.	36,055	48,027
	United Parcel Service Inc. Class B (XNYS)	426,440	45,842
	Carrier Global Corp.	396,534	29,086
*	Boeing Co.	114,180	24,716
	Norfolk Southern Corp.	77,832	24,485
	Textron Inc.	206,560	18,948
	JB Hunt Transport Services Inc.	65,410	18,932
	General Dynamics Corp.	52,030	18,431
*	Saia Inc.	34,920	14,707
*	RXO Inc.	499,046	13,769
	Rockwell Automation Inc.	24,390	12,075
	Otis Worldwide Corp.	158,990	11,384
	Waste Management Inc.	49,500	11,032
	AMETEK Inc.	39,842	9,639
	Deere & Co.	10,450	6,629
	Honeywell International Inc.	27,400	6,135
*	Honeywell Aerospace Inc.	27,400	6,058
	L3Harris Technologies Inc.	17,900	5,201
	Union Pacific Corp.	18,340	4,988
	CSX Corp.	69,400	3,299
*	GXO Logistics Inc.	60,000	3,042
			2,802,874
Information Technology (38.0%)
	Micron Technology Inc.	1,427,005	1,647,178
*	Intel Corp.	8,686,100	1,212,840
*	Flex Ltd.	5,807,002	941,141
	KLA Corp.	1,969,080	594,091
	Microsoft Corp.	779,680	290,836
	Applied Materials Inc.	360,570	260,692
	Texas Instruments Inc.	786,100	234,313
	Jabil Inc.	404,800	156,042
	Analog Devices Inc.	383,990	152,509
	Infineon Technologies AG	1,514,737	142,691
	Seagate Technology Holdings plc	135,349	130,612
	Hewlett Packard Enterprise Co.	2,458,600	110,907
	ASML Holding NV GDR (Registered)	51,670	102,794
	Corning Inc.	364,970	93,224
	Apple Inc.	308,380	89,233
	Oracle Corp.	575,900	84,398
	HP Inc.	3,604,933	79,092
	Cisco Systems Inc.	667,680	78,426
	NetApp Inc. (XNGS)	443,070	68,570
	NVIDIA Corp.	294,260	58,879
*	Adobe Inc.	279,285	57,259
	Western Digital Corp.	88,300	56,399
	Teradyne Inc.	107,020	51,781
*	Ciena Corp.	91,500	44,886
[1]	Telefonaktiebolaget LM Ericsson ADR	3,932,410	43,846
*	Keysight Technologies Inc.	97,930	34,282
	Intuit Inc.	120,252	31,386
	Qnity Electronics Inc.	131,595	21,491
			6,869,798
Materials (1.4%)
	Linde plc	123,720	64,203
*	Glencore plc	8,495,199	57,924
	Albemarle Corp.	377,565	50,983
	Tronox Holdings plc	4,130,659	26,023
	Corteva Inc.	179,480	15,200
	Freeport-McMoRan Inc.	207,470	13,048
	DuPont de Nemours Inc.	95,730	12,985
	FMC Corp.	585,000	6,727
	Dow Inc.	196,093	5,365

		Shares	Market Value ($000)
	Greif Inc. Class B	15,000	1,403
			253,861
Utilities (0.1%)
	PG&E Corp.	738,700	12,425
	Xcel Energy Inc.	86,000	6,906
			19,331
Total Common Stocks (Cost $5,483,528)			17,551,657
Temporary Cash Investments (3.0%)
Money Market Fund (3.0%)
[3,4]	Vanguard Market Liquidity Fund, 3.682% (Cost $542,145)	5,422,343	542,180
Total Investments (100.1%) (Cost $6,025,673)			18,093,837
Other Assets and Liabilities—Net (-0.1%)			(17,447)
Net Assets (100%)			18,076,390
Cost is in $000.

*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $41,079.
2
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the aggregate value was $5,374, representing 0.0% of net assets.

3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $43,437 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of June 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	16,897,692	653,965	—	17,551,657
Temporary Cash Investments	542,180	—	—	542,180
Total	17,439,872	653,965	—	18,093,837